CONSOLIDATED STATEMENT OF INCOME - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Net sales	$ 2,711,434,948	$ 2,484,712,280	$ 1,857,593,678
Cost of sales	(1,514,925,309)	(1,291,559,797)	(984,035,922)
Gross margin	1,196,509,639	1,193,152,483	873,557,756
Other income by function	5,284,666	11,808,439	19,295,892
Distribution costs	(504,184,248)	(438,601,936)	(337,101,549)
Administrative expenses	(187,421,796)	(161,390,779)	(138,811,668)
Other expenses by function	(278,757,105)	(284,087,358)	(230,349,566)
Other gains (losses)	(12,669,540)	9,590,450	(11,410,085)
Income from operational activities	218,761,616	330,471,299	175,180,780
Finance income	22,870,538	14,263,669	3,451,143
Finance costs	(75,930,875)	(35,660,493)	(28,714,063)
Share of net income (loss) of joint ventures and associates accounted for using the equity method	(10,978,068)	226,026	(8,437,209)
Gains (losses) on exchange differences	(20,173,381)	(10,149,345)	2,551,823
Result as per adjustment units	1,198,565	2,529,298	(429,198)
Income before taxes	135,748,395	301,680,454	143,603,276
Income tax (expense) benefit	(263,943)	(82,629,773)	(35,408,420)
Net income	135,484,452	219,050,681	108,194,856
Net income attributable to:
Equity holders of the parent	118,168,351	199,162,731	96,152,272
Non-controlling interests	17,316,101	19,887,950	12,042,584
Net income	$ 135,484,452	$ 219,050,681	$ 108,194,856
Basic earnings per share (Chilean pesos) from:
Continuing operations	$ 319.8	$ 539	$ 260.22
Diluted earnings per share (Chilean pesos) from:
Continuing operations	$ 319.8	$ 539	$ 260.22